Segment Reporting - Schedule of Group’s Operations by Business Segment (Details) - CODM [Member] - CNY (¥) ¥ in Thousands		6 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Schedule of Group’s Operations by Business Segment [Line Items]
Net revenues		¥ 3,138
Operating costs and expenses:
Cost of revenues		(2,673)
Payroll expense and employee benefit expenses		(2,268)	(251)
Share-based compensation		(6,600)	(263)
Depreciation and Amortization expense		(4,916)
Rental expense		(68)
Impairment loss
Others operating expenses		(5,414)	(939)
Total operating costs and expenses		(21,939)	(1,453)
Loss from operations		(18,801)	(1,453)
Interest (expense) income, net		(46)	131
Net gain (loss) from fair value change		(1,329)
Others, net		133	(7)
Loss before income taxes and share of loss of affiliates		(20,043)	(1,329)
Income tax benefit		1,095
Share of loss of affiliates		(1,225)
Net loss from continuing operations		(20,173)	(1,329)
Qingdao Maisi [Member]
Schedule of Group’s Operations by Business Segment [Line Items]
Net revenues		2,003
Operating costs and expenses:
Cost of revenues		(1,862)
Payroll expense and employee benefit expenses		(240)
Share-based compensation
Depreciation and Amortization expense		(247)
Rental expense		(6)
Impairment loss
Others operating expenses		(263)
Total operating costs and expenses		(2,618)
Loss from operations		(615)
Interest (expense) income, net		(47)
Net gain (loss) from fair value change
Others, net
Loss before income taxes and share of loss of affiliates		(662)
Income tax benefit		12
Share of loss of affiliates
Net loss from continuing operations		(650)
Glyken Bird Nest [Member]
Schedule of Group’s Operations by Business Segment [Line Items]
Net revenues		1,135
Operating costs and expenses:
Cost of revenues		(811)
Payroll expense and employee benefit expenses		(367)
Share-based compensation
Depreciation and Amortization expense		(4,524)
Rental expense		(62)
Impairment loss
Others operating expenses		(243)
Total operating costs and expenses		(6,007)
Loss from operations		(4,872)
Interest (expense) income, net		1
Net gain (loss) from fair value change		1
Others, net		62
Loss before income taxes and share of loss of affiliates		(4,808)
Income tax benefit		1,083
Share of loss of affiliates		(2)
Net loss from continuing operations		(3,727)
Zhongshen [Member]
Schedule of Group’s Operations by Business Segment [Line Items]
Net revenues
Operating costs and expenses:
Cost of revenues
Payroll expense and employee benefit expenses		(206)
Share-based compensation
Depreciation and Amortization expense		(145)
Rental expense
Impairment loss
Others operating expenses		(83)
Total operating costs and expenses		(434)
Loss from operations		(434)
Interest (expense) income, net
Net gain (loss) from fair value change
Others, net
Loss before income taxes and share of loss of affiliates		(434)
Income tax benefit
Share of loss of affiliates
Net loss from continuing operations		(434)
Other [Member]
Schedule of Group’s Operations by Business Segment [Line Items]
Net revenues	[1]
Operating costs and expenses:
Cost of revenues	[1]
Payroll expense and employee benefit expenses	[1]	(1,455)	(251)
Share-based compensation	[1]	(6,600)	(263)
Depreciation and Amortization expense	[1]
Rental expense	[1]
Impairment loss	[1]
Others operating expenses	[1]	(4,825)	(939)
Total operating costs and expenses	[1]	(12,880)	(1,453)
Loss from operations	[1]	(12,880)	(1,453)
Interest (expense) income, net	[1]		131
Net gain (loss) from fair value change	[1]	(1,330)
Others, net	[1]	71	(7)
Loss before income taxes and share of loss of affiliates	[1]	(14,139)	(1,329)
Income tax benefit	[1]
Share of loss of affiliates	[1]	(1,223)
Net loss from continuing operations	[1]	¥ (15,362)	¥ (1,329)

[1]	Other corporate expenses represent general and administrative expenses that cannot be allocated to segments for the six-month periods ended December 31, 2024 and 2025, respectively.